PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Purchasing of Equipment	$ 414	$ 283
Depreciation expense	363	651
Property and equipment	4,914	4,500
Accumulated depreciation	4,020	3,657
Depreciated cost	894	843
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Purchasing of Equipment	414	76
Property and equipment	42	42
Accumulated depreciation	25	25
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,732	2,732
Accumulated depreciation	2,631	2,593
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	819	819
Accumulated depreciation	728	656
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	196	196
Accumulated depreciation	179	20
Equipment In lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,125	711
Accumulated depreciation	$ 457	$ 363